Document and Entity Information	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Zai Lab Ltd
Entity Central Index Key	0001704292
Entity File Number	001-38205
Entity Address, Address Line One	4560 Jinke Road
Entity Address Address Line2	Bldg. 1, 4F, Pudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3